Capital Management	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Capital Management

The primary objective of managing the group's capital is to ensure that there is sufficient capital available to support the funding requirements of the group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the group remains in a sound financial position.

The capital structure of the group consists of net debt (borrowings as detailed in note 25, offset by cash and bank balances detailed in note 22) and equity of the group (comprising share capital and premium and accumulated reserves and non-controlling interests).
The group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The group manages capital using various financial metrics including the ratio of net debt to Adjusted EBITDA (gearing). Both the calculation of net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of net debt to Adjusted EBITDA should not exceed 3.5 times. The facility also makes provision for the ability of the group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facility.

The group had no major issuance of equity during the year.

AngloGold Ashanti Limited registered a R10bn Domestic Medium Term Note Programme (DMTNP) with the JSE in April 2011. The DMTNP permits the group to access the South African debt capital market for funding required. The group has not utilised the commercial paper under its R10bn DMTNP during the current year, instead it made use of its other facilities, to provide for funding requirements of the South Africa region.

During November 2017, the group entered into a new three-year unsecured revolving credit facility of R1bn ($81m) with Standard Bank which is currently charged at a margin of 1.3% above JIBAR. This facility has the option, on application, to extend the facility by a maximum of two years.

During December 2017, the group entered into a three-year unsecured syndicated revolving credit facility of R2.5bn ($202m) with Nedbank and ABSA Bank which is currently charged at a margin of 1.8% above JIBAR. This facility has the option, on application, to extend the facility by a maximum of two years.

A full analysis of the borrowings as presented on the statement of financial position in included in note 25. In addition, the following details are also relevant to the borrowings at 31 December 2017:

•	The $750m, $700m and $300m rated bonds are fully and unconditionally guaranteed by the group;

•
The interest margin on the five-year unsecured syndicated revolving credit facility of A$500m ($390m) with a group of banks will reduce should the group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. This facility will be used to fund the working capital and development costs associated with the group's mining operations within Australia without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

•
The R1bn, R1.4bn and R2.5bn unsecured syndicated revolving credit facilities will be used to fund the working capital and development costs associated with the group's mining operations within South Africa without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

Amounts are converted to US dollars at year end exchange rates.
Gearing ratio (Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2017	2016	2015

Borrowings (note 25)	2,268	2,178	2,737
Corporate office lease (note 25)	(15)	(15)	(15)
Unamortised portion of the convertible and rated bonds	18	23	21
Cumulative fair value adjustment on $1.25bn bonds	—	—	(9)
Cash restricted for use (note 21)	(65)	(55)	(60)
Cash and cash equivalents (note 22)	(205)	(215)	(484)
Net debt	2,001	1,916	2,190
The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA
Profit (loss) before taxation	(63)	269	257
Add back:
Finance costs and unwinding of obligations (note 7)	169	180	245
Interest received (note 3)	(15)	(22)	(28)
Amortisation of tangible and intangible assets (note 4)	823	809	777
Adjustments:
Exchange loss	11	88	17
Fair value adjustment on issued bonds	—	(9)	(66)
Impairment and derecognition of assets	297	3	14
Impairment of other investments	3	—	—
Write-down of inventories	3	12	10
Retrenchments costs	90	14	14
Care and maintenance costs (note 5)	62	70	67
Net profit on disposal of assets	(8)	(4)	(1)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	(10)	(18)	7
Repurchase premium and cost on settlement of issued bonds	—	30	61
Associates and joint ventures’ special items	(2)	(11)	(9)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	116	137	107
Other amortisation	7	—	—
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	1,483	1,548	1,472
Gearing ratio (Net debt to Adjusted EBITDA)	1.35:1	1.24:1	1.49:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1